Contract Balances Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Billed services (accounts receivable)	$ 403,893		$ 388,431
Unbilled revenue	292,688		268,509
Trade accounts receivable and unbilled revenue	696,581		656,940
Allowance for doubtful accounts	(9,953)		(8,930)
Trade accounts receivable and unbilled revenue, net	686,628		648,010
Change in unbilled receivables	$ 24,179
Change in unbilled receivables, percent	9.00%
Change in customer advances and deposits	$ 33,361
Unearned revenue (payments on account)	$ (332,353)		(298,992)
Change in customer advances and deposits, percent	11.20%
Net balance	$ (39,665)		$ (30,483)
Change in advance payments netted against unbilled contracts receivable	$ 9,182
Change in advance payments netted against unbilled contracts receivable, percent	30.10%
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Unbilled revenue	$ 43,215	$ 42,000